FAIR VALUE MEASUREMENTS (Details) - NGSP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	$ 39,301,997	$ 35,040,516
BrokerageLink Account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	4,641,343	4,024,861
State Street Bank and Trust Company short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	143	902
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	4,048,009	3,594,055
Total investments	4,577,861	3,968,127
Level 1 | Cash equivalents and short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	0	18
Level 1 | U.S. equities
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	4,048,009	3,594,037
Level 1 | Collateral held under securities lending agreements
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	0	0
Level 1 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust
Level 1 | BrokerageLink Account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	4,577,861	3,968,127
Level 1 | State Street Bank and Trust Company short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	278,241	786,546
Total investments	63,625	57,636
Level 2 | Cash equivalents and short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	78,177	93,041
Level 2 | U.S. equities
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	0	0
Level 2 | Collateral held under securities lending agreements
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	200,064	693,505
Level 2 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust
Level 2 | BrokerageLink Account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	63,482	56,734
Level 2 | State Street Bank and Trust Company short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	143	902
Total
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	36,953,901	33,060,233
Total investments	4,641,486	4,025,763
Total | Cash equivalents and short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	78,177	93,059
Total | U.S. equities
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	4,048,009	3,594,037
Total | Collateral held under securities lending agreements
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	200,064	693,505
Total | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in master trust	32,627,651	28,679,632
Total | BrokerageLink Account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	4,641,343	4,024,861
Total | State Street Bank and Trust Company short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 143	$ 902